Reporting Entity - Additional Information (Detail) € in Thousands, $ in Thousands, ₺ in Billions							12 Months Ended
	Apr. 07, 2023 EUR (€) installment	Apr. 07, 2023 TRY (₺)	Aug. 26, 2015 EUR (€)	Jul. 30, 2009	Apr. 30, 2009 EUR (€)	Apr. 27, 1998 USD ($)	Dec. 31, 2023 item Vote
Disclosure of Description Of Reporting Entity [line items]
Percentage of treasury shares levy paid to ICTA							90.00%
Percentage of gross revenue paid as treasury share							15.00%
Percentage of treasury share levy paid for universal service fund							10.00%
Percentage of net revenue paid as annual contribution to ICTA's expenses							0.35%
Percentage of net revenue paid as frequency fee							5.00%
Number of votes that each share entitles in respect of all other matters							1
Number of residual board members who can be appointed							4
Meeting quorum requirement							5
Decision quorum, minimum members required to be present and provide affirmative vote							5
Number of board members who can exercise unlimited authority to represent and bind the company							2
Number of non-executive members							9
Number of independent members							3
Turkcell 2G license [member]
Disclosure of Description Of Reporting Entity [line items]
Effective period of license (from grant date)	31 years	31 years				25 years
Consideration paid for acquiring license | $						$ 500,000
Extension fee for GSM license | €	€ 120,000
VAT on extension fee for GSM license | €	21,600
Initial payment for extension fee for GSM license	€ 81,600	₺ 1.7
Number of installments for payment of remaining amount of license extension fee | installment	2
Installment on remaining value of extension fee for GSM license | €	€ 31,100
Period of payment of remaining license extension fee amount	2 years	2 years
Percentage of gross revenue paid as treasury share						15.00%
Turkcell 3G license [member]
Disclosure of Description Of Reporting Entity [line items]
Effective period of license (from grant date)				20 years
Consideration paid for acquiring license | €					€ 358,000
Turkcell 4.5G license [member]
Disclosure of Description Of Reporting Entity [line items]
Effective period of license (from grant date)			13 years
Consideration paid for acquiring license | €			€ 1,623,460
Group A Shares
Disclosure of Description Of Reporting Entity [line items]
Percentage of total issued shares re-classified as a separate class of Group A Shares							15.00%
Number of candidates who can be nominated by the shareholder							4
Number of board members who can be appointed by the shareholder							5
Number of votes that each share entitles in respect of the appointment of board members and chairman of the presiding committee | Vote							6
Number of board member for which the voting privilege applies							5
Group A Shares | Minimum
Disclosure of Description Of Reporting Entity [line items]
Number of board members who can exercise unlimited authority to represent and bind the company							1
IMTIS Holdings S.a r l.
Disclosure of Description Of Reporting Entity [line items]
Percentage of capital shares and voting rights in entity							19.80%
TVF BTIH [Member]
Disclosure of Description Of Reporting Entity [line items]
Percentage of capital shares and voting rights in entity							26.20%
Public Share [Member]
Disclosure of Description Of Reporting Entity [line items]
Percentage of capital shares and voting rights in entity							53.95%